Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.0%
Abacus Property Group	124,093	$290,443
Accent Group Ltd.	89,361	202,939
Ansell Ltd.	35,640	1,163,423
ARB Corp. Ltd.	20,033	605,517
AUB Group Ltd.	20,475	322,645
Austal Ltd.	92,628	172,437
Australian Pharmaceutical Industries Ltd.	103,461	94,703
Breville Group Ltd.	26,604	535,745
BWP Trust	129,271	412,403
Cedar Woods Properties Ltd.	16,757	95,138
Charter Hall Group	130,321	1,409,331
Codan Ltd./Australia	27,573	380,609
CSR Ltd.	135,479	624,765
Data#3 Ltd.	39,318	188,909
Dicker Data Ltd.(a)	14,553	118,148
GDI Property Group	136,554	112,337
Growthpoint Properties Australia Ltd.	91,965	265,684
GWA Group Ltd.	58,543	135,212
Harvey Norman Holdings Ltd.	156,306	636,292
HUB24 Ltd.	14,142	276,159
Integral Diagnostics Ltd.	39,675	139,750
Integrated Research Ltd.	27,087	53,145
IPH Ltd.	60,613	331,489
JB Hi-Fi Ltd.	31,914	1,140,893
Jumbo Interactive Ltd.	13,020	141,607
Juno Minerals Ltd.(b)	21,078	2,658
Jupiter Mines Ltd.	344,107	90,374
Kogan.com Ltd.	19,353	165,637
McMillan Shakespeare Ltd.	17,718	151,918
Mineral Resources Ltd.	44,373	1,636,676
Mount Gibson Iron Ltd.	109,433	78,192
Netwealth Group Ltd.	26,193	301,266
Nick Scali Ltd.	19,200	166,553
Pendal Group Ltd.	9,968	56,747
Perenti Global Ltd.	163,614	137,758
Perpetual Ltd.	13,479	360,771
Perseus Mining Ltd.(b)	332,679	314,798
Platinum Asset Management Ltd.	82,059	299,184
Premier Investments Ltd.	24,408	495,671
Pro Medicus Ltd.	12,785	466,235
Ramelius Resources Ltd.	216,408	284,180
Redbubble Ltd.(b)	53,361	168,997
Regis Resources Ltd.	185,489	372,531
Sandfire Resources Ltd.	47,900	248,642
Service Stream Ltd.	90,918	71,985
Sigma Healthcare Ltd.	252,878	117,201
Silver Lake Resources Ltd.(b)	248,934	335,545
SmartGroup Corp. Ltd.	32,730	177,987
St. Barbara Ltd.	197,018	280,784
Super Retail Group Ltd.	44,220	407,502
Technology One Ltd.	65,769	481,615
Temple & Webster Group Ltd.(b)	22,161	183,165
Waypoint REIT	143,385	275,787
Western Areas Ltd.	73,989	132,023
Westgold Resources Ltd.(b)	98,244	163,919

		18,276,024

Austria — 0.1%
Zumtobel Group AG	8,373	84,969

Security	Shares	Value

Belgium — 1.7%
AGFA-Gevaert NV(b)	42,957	$211,759
Befimmo SA	6,317	268,816
Bekaert SA	10,110	444,707
bpost SA(b)	27,930	297,388
D’ieteren SA/NV	6,228	677,378
Econocom Group SA/NV	36,357	145,742
Intervest Offices & Warehouses NV	5,514	147,358
Montea C.V.A	2,925	321,126
Orange Belgium SA	8,434	222,855
Recticel SA	10,569	161,581
Tessenderlo Group SA(b)	4,542	194,102
Van de Velde NV	1,707	52,399

		3,145,211

Canada — 10.7%
Absolute Software Corp.	11,079	165,798
Allied Properties REIT	15,400	533,905
Altus Group Ltd.	11,137	562,282
Andlauer Healthcare Group Inc.	3,063	93,145
Argonaut Gold Inc.(b)	85,734	188,166
Artis REIT	18,840	166,469
Badger Daylighting Ltd.	9,814	331,707
Canaccord Genuity Group Inc.	28,035	270,049
Canacol Energy Ltd.	39,726	112,054
Cascades Inc.	22,416	262,753
Celestica Inc.(b)	30,638	255,026
Centerra Gold Inc.	61,845	570,088
Cogeco Communications Inc.	4,438	421,181
Cogeco Inc.	1,530	120,117
Computer Modelling Group Ltd.	22,478	100,130
Corby Spirit and Wine Ltd.	3,602	53,055
Corus Entertainment Inc., Class B, NVS	57,957	277,018
Descartes Systems Group Inc. (The)(b)	23,343	1,492,001
Docebo Inc.(b)	2,040	108,136
Dream Office REIT	7,666	131,672
DREAM Unlimited Corp., Class A	8,088	150,754
Dundee Precious Metals Inc.	40,593	292,024
ECN Capital Corp.	65,922	441,552
Eldorado Gold Corp.(b)	48,816	481,732
Enghouse Systems Ltd.	11,640	550,870
Evertz Technologies Ltd.	7,765	97,331
Fortuna Silver Mines Inc.(b)	51,267	308,385
Freehold Royalties Ltd.	26,604	174,087
GDI Integrated Facility Services Inc.(b)	3,522	165,335
goeasy Ltd.	3,233	382,168
Gran Colombia Gold Corp.	16,389	68,476
Granite REIT	7,182	459,398
Home Capital Group Inc.(b)	13,632	360,026
InterRent REIT	17,779	221,840
Labrador Iron Ore Royalty Corp.	17,953	613,221
Lassonde Industries Inc., Class A	867	138,112
Linamar Corp.	12,811	750,103
Martinrea International Inc.	22,624	245,513
Minto Apartment Real Estate Investment Trust(c)	4,851	86,121
Morguard North American Residential REIT	5,581	71,226
Mullen Group Ltd.	26,660	291,912
New Gold Inc.(b)	179,436	294,636
North West Co. Inc. (The)	13,762	396,013
Parex Resources Inc.(b)	38,718	728,598
Real Matters Inc.(b)	22,620	296,219
Richelieu Hardware Ltd.	15,012	523,992

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Roxgold Inc.(b)	87,114	$144,458
Silvercorp Metals Inc.	48,919	256,882
Sprott Inc.(a)	6,006	270,568
Torex Gold Resources Inc.(b)	23,844	288,407
Tourmaline Oil Corp.	71,928	1,550,586
Transcontinental Inc., Class A	20,326	384,644
Trisura Group Ltd.(b)	2,295	244,555
Turquoise Hill Resources Ltd.(b)	28,032	492,645
Uranium Participation Corp.(b)	37,020	161,598
Viemed Healthcare Inc.(b)	10,365	104,139
Wesdome Gold Mines Ltd.(b)	39,573	291,442
Westshore Terminals Investment Corp.(a)	12,765	208,150
Winpak Ltd.	9,088	315,295

		19,517,765

Denmark — 0.8%
Brodrene Hartmann AS(b)	510	53,579
Chemometec A/S	3,318	362,004
D/S Norden A/S	7,455	192,721
Matas A/S(b)	9,804	145,370
NNIT A/S(c)	3,477	60,899
Per Aarsleff Holding A/S	4,758	232,984
Scandinavian Tobacco Group A/S(c)	18,279	333,171

		1,380,728

Finland — 0.5%
Musti Group OYJ	8,577	323,998
Oriola OYJ, Class B	31,404	71,979
Rovio Entertainment OYJ(c)	12,524	99,806
Uponor OYJ	15,369	448,469

		944,252

France — 3.5%
ABC arbitrage	9,761	84,014
AKWEL	2,757	110,353
Albioma SA	7,096	321,185
Aubay	2,115	106,806
Boiron SA	1,238	57,824
Bonduelle SCA	4,416	116,686
Cie. des Alpes(b)	2,969	85,242
Derichebourg SA(b)	26,196	220,428
Eutelsat Communications SA	48,561	614,683
Gaztransport Et Technigaz SA	6,138	524,983
Groupe Crit(b)	717	62,145
Groupe Guillin	1,837	55,837
Guerbet	1,592	64,584
IPSOS	11,086	461,748
LNA Sante SA	1,540	89,726
Maisons du Monde SA(b)(c)	12,561	305,745
Manitou BF SA	2,757	92,597
Mercialys SA	17,361	222,158
Mersen SA(b)	4,564	158,781
Metropole Television SA(b)	6,993	155,568
Novacyt SA(b)	19,761	124,080
Pharmagest Interactive	1,020	121,682
Quadient SA	9,552	261,480
Societe BIC SA	6,840	483,747
Sopra Steria Group SACA(b)	4,593	855,897
Synergie SE(b)	1,938	88,653
Television Francaise 1(b)	11,181	110,437
Vicat SA	5,667	285,157

Security	Shares	Value

France (continued)
Vilmorin & Cie SA	1,790	$125,625

		6,367,851

Germany — 3.6%
Adesso SE	765	112,351
ADVA Optical Networking SE(b)	11,589	145,368
Allgeier SE	2,400	69,483
alstria office REIT-AG	44,852	803,953
Basler AG	1,020	133,347
Bertrandt AG	1,428	79,161
bet-at-home.com AG	871	47,288
Cewe Stiftung & Co. KGaA	1,493	242,272
CropEnergies AG	7,353	94,535
Deutsche Beteiligungs AG(a)	3,637	150,611
Deutz AG(b)	33,505	272,048
Draegerwerk AG & Co. KGaA	816	72,101
Eckert & Ziegler Strahlen- und Medizintechnik AG	3,777	371,697
Elmos Semiconductor SE	2,510	104,847
ElringKlinger AG(b)	8,220	142,887
Home24 SE(b)	7,044	165,267
Hornbach Baumarkt AG	2,142	85,736
Hornbach Holding AG & Co. KGaA	2,965	277,510
JOST Werke AG(b)(c)	3,726	245,798
LPKF Laser & Electronics AG(a)	6,789	180,941
Nagarro SE(b)	2,193	240,762
Siltronic AG	5,750	970,443
Software AG	14,757	640,232
Stratec SE	2,045	289,997
Takkt AG(b)	9,189	155,749
VERBIO Vereinigte BioEnergie AG	6,290	317,414
Wuestenrot & Wuerttembergische AG	6,585	143,479

		6,555,277

Hong Kong — 4.2%
BOCOM International Holdings Co. Ltd.	255,000	57,127
Cafe de Coral Holdings Ltd.	102,000	221,418
Champion REIT	561,000	326,480
Chow Sang Sang Holdings International Ltd.	102,000	173,878
CITIC Telecom International Holdings Ltd.	408,000	147,612
Cowell e Holdings Inc.	102,000	60,805
Crystal International Group Ltd.(c)	153,000	80,766
Dah Sing Financial Holdings Ltd.	40,800	132,115
First Pacific Co. Ltd.	714,000	244,532
Hang Lung Group Ltd.	255,000	671,411
Hong Kong Television Network Ltd.(b)	153,000	211,568
Hutchison Telecommunications Hong Kong Holdings Ltd.	406,000	78,933
Hysan Development Co. Ltd.	170,000	640,221
IGG Inc.	204,000	345,128
K Wah International Holdings Ltd.	356,000	177,385
Luk Fook Holdings International Ltd.	102,000	255,300
Man Wah Holdings Ltd.	428,400	901,274
Nissin Foods Co. Ltd.(a)	102,000	77,483
Pacific Textiles Holdings Ltd.	255,000	163,174
Prosperity REIT	307,000	102,375
SITC International Holdings Co. Ltd.	357,000	1,362,850
SmarTone Telecommunications Holdings Ltd.	76,500	45,111
Stella International Holdings Ltd.	127,500	157,593
Sun Hung Kai & Co. Ltd.	153,000	78,796
Texhong Textile Group Ltd.	76,500	116,422
United Laboratories International Holdings Ltd. (The)	204,000	167,049
VSTECS Holdings Ltd.	212,000	209,902

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares		Value

Hong Kong (continued)
VTech Holdings Ltd.	45,900		$421,068

			7,627,776

Ireland — 0.4%
Greencore Group PLC(b)	134,244		294,972
Hibernia REIT PLC	188,883		258,755
Uniphar PLC(b)	60,255		213,978

			767,705

Israel — 0.6%
Blue Square Real Estate Ltd.	1,428		105,272
Electra Consumer Products 1970 Ltd.	2,808		131,944
Electreon Wireless Ltd.(a)(b)	1,224		94,875
Equital Ltd.(b)	1		19
Magic Software Enterprises Ltd.	6,840		116,202
Mehadrin Ltd.(b)	0	(d)	16
Naphtha Israel Petroleum Corp. Ltd.(b)	11,181		52,814
REIT 1 Ltd.	50,911		270,460
Summit Real Estate Holdings Ltd.(b)	10,722		175,176
Tadiran Holdings Ltd.	918		99,885

			1,046,663

Italy — 1.5%
Ascopiave SpA	25,636		125,140
Biesse SpA(b)	3,726		109,801
Danieli & C Officine Meccaniche SpA	3,828		94,006
El.En. SpA(b)	2,961		125,647
Enav SpA(c)	75,555		351,261
Immobiliare Grande Distribuzione SIIQ SpA	17,157		81,375
Iren SpA	173,111		516,810
Italmobiliare SpA	4,149		147,340
La Doria SpA	2,922		60,149
RAI Way SpA(c)	27,573		162,145
Sesa SpA(b)	2,203		306,037
Unipol Gruppo SpA(b)	120,918		663,031

			2,742,742

Japan — 24.5%
Aichi Corp.	10,200		79,506
Aichi Steel Corp.	5,100		156,072
Alpha Systems Inc.	1,500		49,883
Altech Corp.	5,100		93,597
Anest Iwata Corp.	10,200		90,984
Arcland Sakamoto Co. Ltd.	5,500		75,125
Arcs Co. Ltd.	10,200		219,108
Argo Graphics Inc.	5,100		143,475
Asahi Co. Ltd.	5,100		68,355
Aska Pharmaceutical Holdings Co. Ltd.	5,200		65,413
Axial Retailing Inc.	5,100		203,897
Bank of the Ryukyus Ltd.	10,200		65,415
Belc Co. Ltd.	2,700		143,022
Belluna Co. Ltd.	15,300		162,231
BML Inc.	5,100		176,602
Broadleaf Co. Ltd.	25,900		129,849
Bunka Shutter Co. Ltd.	15,300		133,816
C.I. Takiron Corp.	10,200		63,362
Canon Electronics Inc.	5,100		81,559
Cawachi Ltd.	5,100		109,647
Chori Co. Ltd.	5,300		72,732
Chubu Shiryo Co. Ltd.	5,200		64,795
Chukyo Bank Ltd. (The)	5,100		77,920
Computer Engineering & Consulting Ltd.	5,300		65,653
CONEXIO Corp.	5,300		67,156

Security	Shares	Value

Japan (continued)
Cybozu Inc.	5,100	$116,646
Dai-Dan Co. Ltd.	5,100	127,331
Daihen Corp.	5,100	223,027
Daiho Corp.	5,100	184,534
Daiichi Jitsugyo Co. Ltd.	1,000	38,516
Daiken Corp.	5,100	96,023
Daikyonishikawa Corp.	10,600	73,023
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,000	103,335
Daito Pharmaceutical Co. Ltd.	2,700	85,714
Daiwa Industries Ltd.	10,200	103,862
Daiwabo Holdings Co. Ltd.	25,500	398,696
DCM Holdings Co. Ltd.	30,600	305,146
Denyo Co. Ltd.	5,300	96,928
Dexerials Corp.	15,300	282,610
DKK Co. Ltd.	5,100	116,833
Doshisha Co. Ltd.	5,100	85,852
Doutor Nichires Holdings Co. Ltd.	5,100	75,960
DTS Corp.	10,200	239,358
Duskin Co. Ltd.	10,200	241,971
Eagle Industry Co. Ltd.	5,100	54,170
Ebase Co. Ltd.	10,200	89,211
EDION Corp.	20,400	216,682
Ehime Bank Ltd. (The)	10,200	83,985
Eiken Chemical Co. Ltd.	10,200	203,244
Eizo Corp.	5,100	189,433
Elan Corp.	10,200	121,499
Elecom Co. Ltd.	10,600	223,046
Elematec Corp.	5,100	57,343
EM Systems Co. Ltd.	15,300	114,220
EPS Holdings Inc.	10,200	109,181
ESPEC Corp.	5,200	89,961
Exedy Corp.	5,100	73,067
FAN Communications Inc.	10,200	36,394
FCC Co. Ltd.	10,200	163,958
Feed One Co. Ltd.	6,000	47,152
Foster Electric Co. Ltd.	5,100	54,404
France Bed Holdings Co. Ltd.	5,100	42,133
Fuji Co. Ltd./Ehime	5,100	96,256
Fuji Pharma Co. Ltd.	5,100	55,850
Fujibo Holdings Inc.	5,000	202,644
Fujicco Co. Ltd.	5,100	89,631
Fujimori Kogyo Co. Ltd.	5,300	199,771
Fukuda Corp.	1,400	60,199
Fukui Computer Holdings Inc.	2,000	77,581
Futaba Industrial Co. Ltd.	15,300	72,647
Future Corp.	5,200	96,479
G-7 Holdings Inc.	5,100	136,149
Gakken Holdings Co. Ltd.	6,700	84,650
Gecoss Corp.	5,400	44,117
Geo Holdings Corp.	10,400	107,801
Glory Ltd.	15,000	321,806
GMO GlobalSign Holdings KK	1,000	54,160
Goldcrest Co. Ltd.	5,200	75,499
G-Tekt Corp.	5,300	67,544
GungHo Online Entertainment Inc.	11,280	215,064
Halows Co. Ltd.	1,600	42,918
Hamakyorex Co. Ltd.	5,200	146,288
Heiwado Co. Ltd.	10,300	209,289
Hibiya Engineering Ltd.	5,300	89,946
Hioki E.E. Corp.	1,900	92,997

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hitachi Zosen Corp.	45,900	$346,859
Hochiki Corp.	5,100	59,163
Hogy Medical Co. Ltd.	5,100	153,973
Hokkaido Electric Power Co. Inc.	45,900	217,942
Hokuetsu Corp.	25,500	131,810
Hosiden Corp.	15,300	145,154
Hosokawa Micron Corp.	1,500	85,357
Ichikoh Industries Ltd.	10,200	65,415
Iino Kaiun Kaisha Ltd.	20,400	101,902
Inaba Denki Sangyo Co. Ltd.	15,300	357,777
Inabata & Co. Ltd.	10,200	153,693
Ines Corp.	5,700	73,320
Infocom Corp.	5,400	138,427
Infomart Corp.	56,100	529,153
Internet Initiative Japan Inc.	14,600	325,513
I-PEX Inc.	5,100	87,205
IR Japan Holdings Ltd.	2,000	262,934
Iseki & Co. Ltd.(b)	5,100	72,601
ITmedia Inc.	5,100	89,817
Itochu Enex Co. Ltd.	15,300	145,714
JAFCO Group Co. Ltd.	10,000	719,089
Japan Aviation Electronics Industry Ltd.	10,200	182,248
Japan Medical Dynamic Marketing Inc.	5,100	98,636
Japan Pulp & Paper Co. Ltd.	1,400	46,430
Japan Wool Textile Co. Ltd. (The)	10,200	90,984
JDC Corp.	10,200	55,803
Jeol Ltd.	10,200	573,899
J-Oil Mills Inc.	6,600	111,404
Joshin Denki Co. Ltd.	5,300	133,633
JSP Corp.	5,100	83,099
K&O Energy Group Inc.	5,300	69,290
Kaga Electronics Co. Ltd.	5,300	116,905
Kaken Pharmaceutical Co. Ltd.	10,200	419,926
Kamei Corp.	5,400	55,331
Kanamoto Co. Ltd.	10,200	249,809
Kanematsu Corp.	20,400	268,753
Kanematsu Electronics Ltd.	5,100	174,969
Kansai Super Market Ltd.	5,100	48,198
Kanto Denka Kogyo Co. Ltd.	10,200	80,346
Katakura Industries Co. Ltd.	5,100	64,715
Keihanshin Building Co. Ltd.	10,200	138,855
Keiyo Bank Ltd. (The)	25,500	96,816
KFC Holdings Japan Ltd.	5,100	134,983
Kissei Pharmaceutical Co. Ltd.	5,100	103,488
Kitz Corp.	20,400	128,031
Koa Corp.	300	4,100
Koatsu Gas Kogyo Co. Ltd.	10,200	64,389
Kohnan Shoji Co. Ltd.	5,100	137,922
Kojima Co. Ltd.	5,100	41,433
Komeri Co. Ltd.	10,200	262,127
Konishi Co. Ltd.	5,100	78,153
K’s Holdings Corp.	51,000	696,610
Kurabo Industries Ltd.	5,300	87,909
Kureha Corp.	5,100	345,272
Kyoei Steel Ltd.	5,100	71,341
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,200	154,439
KYORIN Holdings Inc.	10,200	178,515
LAC Co. Ltd.	5,100	47,965
Life Corp.	5,100	166,337
Macnica Fuji Electronics Holdings Inc.	10,200	205,950

Security	Shares	Value

Japan (continued)
Marudai Food Co. Ltd.	5,100	$78,153
Maruwa Co. Ltd./Aichi	2,000	206,395
Maruzen Showa Unyu Co. Ltd.	5,100	148,374
Marvelous Inc.	10,300	79,060
Matsuda Sangyo Co. Ltd.	5,100	103,675
Max Co. Ltd.	5,100	78,060
Maxvalu Tokai Co. Ltd.	5,100	115,713
MCJ Co. Ltd.	20,400	185,514
Medical Data Vision Co. Ltd.	5,100	89,584
Medley Inc.(b)	5,100	206,230
MedPeer Inc.(b)	3,300	173,899
Megachips Corp.(b)	5,100	174,503
Megmilk Snow Brand Co. Ltd.	10,200	204,271
Meidensha Corp.	10,200	216,495
Meisei Industrial Co. Ltd.	10,200	71,387
Menicon Co. Ltd.	7,900	481,350
Micronics Japan Co. Ltd.	5,500	85,591
Mimasu Semiconductor Industry Co. Ltd.	5,300	136,106
Mitsubishi Research Institute Inc.	2,000	75,385
Mitsuboshi Belting Ltd.	5,100	77,966
Mitsui DM Sugar Holdings Co. Ltd.	5,300	87,667
Mitsui-Soko Holdings Co. Ltd.	5,100	102,975
Mitsuuroko Group Holdings Co. Ltd.	10,200	133,163
Mixi Inc.	10,200	261,567
Mizuno Corp.	5,100	100,596
Mochida Pharmaceutical Co. Ltd.	5,600	194,941
Monogatari Corp. (The)	2,400	162,262
MTI Ltd.	5,100	35,274
Musashino Bank Ltd. (The)	10,200	151,640
Nafco Co. Ltd.	5,100	103,115
Nagaileben Co. Ltd.	5,100	119,399
NEC Networks & System Integration Corp.	20,400	351,431
NET One Systems Co. Ltd.	25,500	837,519
Nichiden Corp.	5,100	96,303
Nichiha Corp.	5,100	147,907
Nichireki Co. Ltd.	5,100	66,815
Nihon Kohden Corp.	20,400	616,824
Nippn Corp., New	10,200	145,574
Nippo Corp.	15,300	400,609
Nippon Fine Chemical Co. Ltd.	5,100	67,375
Nippon Gas Co. Ltd.	30,600	538,065
Nippon Koei Co. Ltd.	5,100	137,549
Nippon Light Metal Holdings Co. Ltd.	17,100	333,224
Nippon Road Co. Ltd. (The)	1,500	108,961
Nippon Seiki Co. Ltd.	10,200	112,074
Nippon Signal Co. Ltd.	10,800	91,593
Nippon Soda Co. Ltd.	5,100	148,141
Nishio Rent All Co. Ltd.	5,200	143,433
Nisshin Oillio Group Ltd. (The)	6,700	188,180
Nissin Electric Co. Ltd.	15,300	168,670
Nitto Boseki Co. Ltd.	5,400	190,202
Nitto Kogyo Corp.	5,100	89,817
Nitto Kohki Co. Ltd.	200	3,599
Nojima Corp.	10,100	251,888
Noritake Co. Ltd./Nagoya Japan	5,000	165,363
Obara Group Inc.	5,100	172,869
Ohsho Food Service Corp.	5,000	256,164
Oiles Corp.	5,100	72,601
Okabe Co. Ltd.	10,200	68,308
Oki Electric Industry Co. Ltd.	20,400	215,562

4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Okinawa Electric Power Co. Inc. (The)	10,936	$144,973
Okuwa Co. Ltd.	5,100	54,590
Organo Corp.	1,700	113,847
Osaka Organic Chemical Industry Ltd.	5,100	191,300
Osaka Soda Co. Ltd.	5,300	119,717
Oyo Corp.	5,200	62,178
Pack Corp. (The)	5,100	127,098
PAL GROUP Holdings Co. Ltd.	5,100	71,761
Paramount Bed Holdings Co. Ltd.	10,200	202,498
Press Kogyo Co. Ltd.	25,500	74,420
Prima Meat Packers Ltd.	5,100	160,972
Proto Corp.	5,700	60,596
Raito Kogyo Co. Ltd.	10,200	163,864
Raiznext Corp.	10,700	112,673
Raysum Co. Ltd.	5,100	39,473
Riken Keiki Co. Ltd.	5,000	127,259
Riso Kagaku Corp.	5,100	61,589
Rock Field Co. Ltd.	5,100	71,807
Ryobi Ltd.(b)	5,400	78,057
Ryosan Co. Ltd.	5,100	100,362
S.T. Corp.	5,100	84,545
Saizeriya Co. Ltd.	10,200	223,587
Sakai Chemical Industry Co. Ltd.	5,300	91,400
Sakata INX Corp.	10,200	94,810
San-Ai Oil Co. Ltd.	15,300	171,190
Sanyo Chemical Industries Ltd.	5,000	237,409
SB Technology Corp.	1,000	30,099
SBS Holdings Inc.	5,100	125,231
Seiren Co. Ltd.	10,200	176,555
Sekisui Jushi Corp.	5,100	98,823
Shibaura Machine Co. Ltd.	5,100	121,685
Shikoku Chemicals Corp.	10,200	114,500
Shin Nippon Air Technologies Co. Ltd.	5,100	100,456
Shin-Etsu Polymer Co. Ltd.	10,800	102,363
Shinko Electric Industries Co. Ltd.	20,700	668,506
Shinko Shoji Co. Ltd.	5,100	34,900
Shinnihon Corp.	5,200	40,152
Shinnihonseiyaku Co. Ltd.	1,100	20,952
Shizuoka Gas Co. Ltd.	15,300	129,617
Shoei Co. Ltd.	5,100	193,399
Shoei Foods Corp.	2,500	91,945
Showa Sangyo Co. Ltd.	5,100	137,782
Sinfonia Technology Co. Ltd.	5,100	67,608
Sinko Industries Ltd.	5,200	106,897
Sintokogio Ltd.	10,200	69,708
SKY Perfect JSAT Holdings Inc.	40,800	171,330
Software Service Inc.	600	56,265
Starts Corp. Inc.	10,200	249,343
Starzen Co. Ltd.	2,600	52,783
Stella Chemifa Corp.	5,100	139,602
Sumitomo Densetsu Co. Ltd.	5,300	112,396
Sumitomo Mitsui Construction Co. Ltd.	40,840	174,113
Sun Frontier Fudousan Co. Ltd.	5,400	47,081
Tachibana Eletech Co. Ltd.	5,100	72,974
Taiko Pharmaceutical Co. Ltd.(a)	5,100	55,430
Takara Standard Co. Ltd.	10,200	143,615
Takasago International Corp.	5,100	123,272
Tama Home Co. Ltd.	5,100	118,139
Tamron Co. Ltd.	5,200	112,558
Tamura Corp.	20,700	95,825

Security	Shares	Value

Japan (continued)
Tatsuta Electric Wire and Cable Co. Ltd.	10,600	$57,992
Tayca Corp.	5,100	64,109
Tenma Corp.	5,100	107,081
T-Gaia Corp.	5,100	87,345
TKC Corp.	10,000	314,258
Tocalo Co. Ltd.	15,300	207,863
Toenec Corp.	1,400	48,735
Toho Holdings Co. Ltd.	15,300	258,114
Tokai Corp./Gifu	5,400	118,814
Tokai Rika Co. Ltd.	15,300	247,196
Tokushu Tokai Paper Co. Ltd.	2,000	80,600
Tokuyama Corp.	15,300	345,739
Tokyo Steel Manufacturing Co. Ltd.	25,500	247,056
Tokyu Construction Co. Ltd.	20,400	105,448
Tonami Holdings Co. Ltd.	1,200	58,186
Topre Corp.	10,600	141,488
Torii Pharmaceutical Co. Ltd.	5,100	120,285
Towa Pharmaceutical Co. Ltd.	5,100	105,541
Toyo Construction Co. Ltd.	20,400	109,181
Toyo Tanso Co. Ltd.	5,100	100,036
TPR Co. Ltd.	5,300	75,981
TS Tech Co. Ltd.	20,400	284,243
Tsubakimoto Chain Co.	5,100	136,709
Tsurumi Manufacturing Co. Ltd.	5,300	83,836
TV Asahi Holdings Corp.	5,100	93,224
Uchida Yoko Co. Ltd.	2,000	85,632
United Super Markets Holdings Inc.	15,300	154,673
Valor Holdings Co. Ltd.	10,200	218,082
Valqua Ltd.	5,200	98,667
ValueCommerce Co. Ltd.	5,100	164,238
V-Cube Inc.	5,100	133,630
Vital KSK Holdings Inc.	10,800	69,362
Wacom Co. Ltd.	40,800	261,660
Wakita & Co. Ltd.	10,200	98,076
Xebio Holdings Co. Ltd.	5,100	40,313
Yahagi Construction Co. Ltd.	5,500	39,550
YAMABIKO Corp.	10,400	112,083
Yamazen Corp.	15,300	136,616
Yellow Hat Ltd.	10,600	178,146
Yodogawa Steel Works Ltd.	5,100	112,540
Yokowo Co. Ltd.	5,100	124,531
Yondoshi Holdings Inc.	5,100	86,458
Yuasa Trading Co. Ltd.	5,300	144,010
Yurtec Corp.	10,300	73,501
ZERIA Pharmaceutical Co. Ltd.	5,100	91,171
Zuken Inc.	5,100	139,929

		44,581,476

Netherlands — 5.7%
Aalberts NV	11,793	639,548
Arcadis NV(b)	20,302	855,384
ASR Nederland NV	39,294	1,722,269
BE Semiconductor Industries NV	20,129	1,631,250
Brunel International NV(b)	6,075	81,468
Cementir Holding NV	13,289	148,455
Corbion NV	16,508	968,180
Eurocommercial Properties NV(b)	11,079	287,010
Flow Traders(c)	9,725	402,017
ForFarmers NV	10,478	69,878
Koninklijke BAM Groep NV(b)	76,746	213,044
NSI NV	5,321	216,503

5

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Pharming Group NV(a)(b)	178,161	$227,660
PostNL NV	131,385	687,843
SIF Holding NV(b)	3,624	70,325
Signify NV(b)(c)	35,651	2,030,387
Vastned Retail NV	3,474	104,341

		10,355,562

Norway — 0.6%
BW LPG Ltd.(c)	21,957	162,930
Crayon Group Holding ASA(b)(c)	9,804	159,423
Europris ASA(c)	47,538	324,713
Fjordkraft Holding ASA(c)	24,061	180,569
Selvaag Bolig ASA	11,955	87,919
Stolt-Nielsen Ltd.	7,484	112,780

		1,028,334

Singapore — 0.5%
AEM Holdings Ltd.	71,400	220,039
AIMS APAC REIT	127,500	134,170
Japfa Ltd.	112,200	77,167
Medtecs International Corp. Ltd.	117,300	97,868
Sasseur Real Estate Investment Trust(a)	117,300	81,556
Sheng Siong Group Ltd.	189,400	220,663
Yanlord Land Group Ltd.	163,200	163,151

		994,614

Spain — 0.8%
Atresmedia Corp. de Medios de Comunicacion SA(b)	26,655	128,349
Faes Farma SA	84,688	353,350
Grupo Empresarial San Jose SA	6,432	45,760
Lar Espana Real Estate Socimi SA	16,389	105,748
Mediaset Espana Comunicacion SA(b)	45,444	290,486
Miquel y Costas & Miquel SA	5,157	89,395
Pharma Mar SA	4,169	476,771

		1,489,859

Sweden — 4.6%
AcadeMedia AB(c)	23,334	243,116
Arjo AB, Class B	60,918	602,282
Bactiguard Holding AB(b)	4,953	113,285
Betsson AB	29,514	269,459
BioGaia AB, Class B	4,445	212,900
Biotage AB	16,494	357,550
BoneSupport Holding AB(b)(c)	13,428	104,492
Bure Equity AB	14,655	671,418
Cellavision AB	4,389	186,964
CELLINK AB, Class B(b)	6,432	368,314
Clas Ohlson AB, Class B(b)	10,671	114,399
Creades AB, Class A	12,240	182,390
GARO AB(b)	1,530	121,231
Getinge AB, Class B	43,455	1,472,354
INVISIO AB	11,079	249,861
Inwido AB(b)	14,655	256,851
Kambi Group PLC(b)	6,738	341,213
Klovern AB, Class B	139,272	270,119
KNOW IT AB(b)	5,310	196,870
LeoVegas AB(c)	22,875	137,157
Lime Technologies AB	2,400	93,096
Lindab International AB	22,161	450,781
Nobia AB	31,353	272,901
Paradox Interactive AB	8,883	208,215
Ratos AB, Class B	60,663	357,704
Scandi Standard AB(b)	12,612	99,038

Security	Shares	Value

Sweden (continued)
Sdiptech AB, Class B(b)	5,412	$243,214
Svolder AB, Class B	5,463	177,798

		8,374,972

Switzerland — 6.4%
ALSO Holding AG, Registered	1,743	528,413
APG SGA SA(b)	358	85,962
Ascom Holding AG, Registered(b)	8,740	137,034
Bachem Holding AG, Class B, Registered	1,480	752,130
Belimo Holding AG, Registered	2,740	1,093,537
BKW AG	5,930	664,488
Burkhalter Holding AG	1,224	97,431
Coltene Holding AG, Registered	1,326	187,840
Comet Holding AG, Registered	1,938	497,223
Galenica AG(c)	13,255	898,151
Gurit Holding AG, Bearer	100	260,402
Huber + Suhner AG, Registered	4,137	332,030
Implenia AG, Registered(b)	3,777	110,074
Inficon Holding AG, Registered	461	493,829
Interroll Holding AG, Registered	177	605,493
Intershop Holding AG	337	225,763
Kardex Holding AG, Registered	1,736	358,601
LEM Holding SA, Registered	145	271,860
Metall Zug AG, Registered	51	110,718
Sensirion Holding AG(b)(c)	2,553	174,110
SFS Group AG	4,707	606,922
Siegfried Holding AG, Registered	1,078	992,249
Tecan Group AG, Registered	3,318	1,618,164
TX Group AG(b)	867	66,828
Vetropack Holding AG, Registered	3,579	216,612
V-ZUG Holding AG(b)	627	86,620
Zehnder Group AG, Registered	2,657	214,413

		11,686,897

United Kingdom — 18.2%
888 Holdings PLC	103,752	612,810
Advanced Medical Solutions Group PLC	54,642	214,481
AG Barr PLC(b)	28,185	198,240
Aggreko PLC	71,602	855,053
AJ Bell PLC	80,628	495,653
Alfa Financial Software Holdings PLC(c)	26,604	50,095
Alliance Pharma PLC	129,037	171,512
Avon Rubber PLC	8,679	398,708
Bakkavor Group PLC(c)	40,338	74,169
Big Yellow Group PLC	46,626	772,090
Bodycote PLC	53,361	558,540
Brewin Dolphin Holdings PLC	85,537	402,663
Centamin PLC	318,246	473,234
Central Asia Metals PLC	43,816	168,650
Civitas Social Housing PLC	173,824	274,843
Clipper Logistics PLC	18,432	175,578
CMC Markets PLC(c)	32,783	221,502
Craneware PLC	5,667	219,695
CVS Group PLC(b)	19,146	591,142
Derwent London PLC	29,738	1,370,675
Dialog Semiconductor PLC(b)	18,245	1,430,691
Dunelm Group PLC	27,954	570,493
EMIS Group PLC	15,992	271,458
Empiric Student Property PLC(b)	4,750	5,787
Equiniti Group PLC(b)(c)	100,605	243,762
Ergomed PLC(b)	10,263	203,198

6

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Ferrexpo PLC	82,295	$499,976
Frontier Developments PLC(b)	6,078	271,393
Games Workshop Group PLC	8,680	1,303,942
Halfords Group PLC(b)	55,968	292,139
Helical PLC	30,636	179,848
Hochschild Mining PLC	71,691	184,425
Howden Joinery Group PLC(b)	166,957	1,869,626
Ideagen PLC	50,142	183,974
IG Group Holdings PLC	103,542	1,313,170
Indivior PLC(b)	205,530	434,249
iomart Group PLC	26,144	100,268
Judges Scientific PLC	1,581	126,085
Jupiter Fund Management PLC	123,832	443,031
Just Group PLC(b)	288,459	435,730
Kainos Group PLC	22,280	471,354
Keller Group PLC	20,120	230,379
LXI REIT PLC	156,742	296,446
Man Group PLC	413,004	961,524
Moneysupermarket.com Group PLC	150,030	567,502
Morgan Sindall Group PLC	10,926	347,935
NCC Group PLC	78,585	295,405
Numis Corp. PLC	18,130	95,638
Pagegroup PLC(b)	90,854	705,064
Patisserie Holdings PLC(b)(e)	3,062	0	(f)
Petropavlovsk PLC(b)	714,789	254,145
Pets at Home Group PLC	138,534	852,008
Picton Property Income Ltd. (The)	153,978	193,790
Plus500 Ltd.	26,768	526,275
Premier Foods PLC(b)	167,753	226,456
PZ Cussons PLC	62,627	228,915
Redde Northgate PLC	68,654	346,000
Royal Mail PLC(b)	251,656	1,728,215
S4 Capital PLC(b)	73,530	569,096
Sabre Insurance Group PLC(c)	70,115	252,888
Safestore Holdings PLC	58,843	693,727
Savills PLC	40,003	661,865
Spirent Communications PLC	170,553	600,738
Strix Group PLC	56,528	220,710
Tate & Lyle PLC	130,605	1,446,634
Telecom Plus PLC	17,651	317,703
TORM PLC	7,914	69,882
Vectura Group PLC(b)	164,832	256,974
Victrex PLC	24,215	787,211
Warehouse REIT PLC	92,427	171,992
Watkin Jones PLC	44,538	146,146

		33,185,195

Total Common Stocks — 98.9% (Cost: $141,863,155)		180,153,872

Security	Shares	Value

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	2,454	$229,387
STO SE & Co. KGaA, Preference Shares, NVS	673	127,843

		357,230

Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	10,710	171,731

Total Preferred Stocks — 0.3% (Cost: $368,768)		528,961

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(g)(h)(i)	1,130,888	1,131,453
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	50,000	50,000

		1,181,453

Total Short-Term Investments — 0.7% (Cost: $1,180,820)		1,181,453

Total Investments in Securities — 99.9% (Cost: $143,412,743)		181,864,286

Other Assets, Less Liabilities — 0.1%		260,076

Net Assets — 100.0%		$182,124,362

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rounds to less than 1.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Rounds to less than $1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Small-Cap Multifactor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,478,797	$—		$(346,462	)(a)	$(305)	$(577)	$1,131,453	1,130,888	$27,809	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	10,000	(a)	—		—	—	50,000	50,000	28		—

						$(305)	$(577)	$1,181,453		$27,837		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	19	06/18/21	$900	$17,090
FTSE 100 Index	5	06/18/21	479	10,268

				$27,358

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$180,151,214	$2,658	$0	(a)	$180,153,872
Preferred Stocks	528,961	—	—		528,961
Money Market Funds	1,181,453	—	—		1,181,453

	$181,861,628	$2,658	$0	(a)	$181,864,286

Derivative financial instruments(b)
Assets
Futures Contracts	$27,358	$—	$—		$27,358

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

8